ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 33,968		¥ 267,291		¥ 220,035
Allowance for doubtful accounts	(275)		(2,281)		(1,781)
Accounts receivable, net	33,693		265,010		¥ 218,254
The movement in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	352	¥ 2,281	¥ 3,091	¥ 3,091
Acquisition of CHS	26	167
Provisions for the year	452	2,925	¥ 700
Reversal of provisions from prior periods due to subsequent cash collection during the year	(116)	(749)	¥ (1,510)
Amounts written off during the year	(439)	(2,843)
Balance at the end of the year	$ 275	¥ 1,781	¥ 2,281	¥ 3,091